Related Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-in-Interest Transactions	RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
The Master Trust invests in Company common stock. In addition, certain Master Trust investments represent shares of mutual funds and a collective trust fund managed by the Trustee. These transactions and notes receivable from participants are exempt party-in-interest transactions under ERISA regulations.

As of December 31, 2025 and 2024, the Master Trust held 5,591,133 and 6,073,247 shares of WEC common stock with a fair value of $589,643,827 and $571,128,148, respectively. As of December 31, 2024, the WEC Common Stock Fund was unitized and in total held 5,958,163 units. The Master Trust recorded dividend income related to WEC common stock of $20,512,438 in 2025. The Master Trust recorded $40,037,210 and $68,415,831 in purchases and sales, respectively, of WEC common stock during 2025.

Fees paid by the Master Trust for investment management services were included as a reduction of the return earned on each fund. Administrative expenses paid by the Plan qualify as exempt party-in-interest transactions. The Company provides certain administrative and accounting services to the Plan at no cost.